Eaton Vance
High Income Opportunities Fund
July 31, 2024 (Unaudited)

Eaton Vance High Income Opportunities Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Opportunities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2024, the value of the Fund’s investment in the Portfolio was $1,003,859,010 and the Fund owned 72.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

High Income Opportunities Portfolio
July 31, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.2%
Security	Principal Amount (000's omitted)	Value
ARES LVIII CLO Ltd., Series 2020-58A, Class ER, 12.001%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	$2,000	$ 2,005,994
Atlas Senior Loan Fund XX Ltd., Series 2022-20A, Class B1, 8.43%, (3 mo. SOFR + 3.15%), 10/19/35(1)(2)	2,500	2,514,680
Benefit Street Partners CLO XVII Ltd., Series 2019-17A, Class ER, 11.913%, (3 mo. SOFR + 6.612%), 7/15/32(1)(2)	1,000	1,003,951
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class E, 12.413%, (3 mo. SOFR + 7.112%), 1/15/35(1)(2)	2,000	2,009,044
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 8.894%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	1,000	1,016,716
Canyon Capital CLO Ltd., Series 2022-1A, Class E, 11.686%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	2,000	2,007,450
Carlyle U.S. CLO Ltd., Series 2019-4A, Class DR, 11.901%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	2,009,690
Elmwood CLO VI Ltd., Series 2020-3A, Class D1RR, 8.439%, (3 mo. SOFR + 3.10%), 7/18/37(1)(2)	1,000	1,001,906
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class ER, 12.382%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	2,008,822
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 9.296%, (3 mo. SOFR + 4.00%), 4/25/37(1)(2)	1,000	1,014,193
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 11.679%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	2,000	2,014,656
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 8.429%, (3 mo. SOFR + 3.15%), 7/18/37(1)(2)	1,500	1,505,625
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 11.901%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	1,000	1,014,960
Magnetite XXII Ltd., Series 2019-22A, Class DRR, 8.176%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	1,250	1,254,688
Oaktree CLO Ltd., Series 2019-4A, Class D1RR, 8.682%, (3 mo. SOFR + 3.40%), 7/20/37(1)(2)	1,000	1,002,637
OCP CLO Ltd., Series 2024-32A, Class D1, 9.076%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	1,500	1,526,740
Palmer Square CLO Ltd., Series 2018-1A, Class CR, 9.179%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	1,500	1,528,533
Wellfleet CLO Ltd.:
Series 2021-2A, Class E, 12.523%, (3 mo. SOFR + 7.222%), 7/15/34(1)(2)	2,000	1,886,464
Series 2021-3A, Class E, 12.663%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	2,000	1,917,162
Total Asset-Backed Securities (identified cost $30,170,853)		$ 30,243,911

Common Stocks — 0.8%
Security	Shares	Value
Energy — 0.1%
Ascent CNR Corp., Class A(3)(4)	6,273,462	$ 1,756,570
		$ 1,756,570
Entertainment & Film — 0.1%
United Parks & Resorts, Inc.(5)	27,500	$ 1,447,875
		$ 1,447,875
Environmental — 0.3%
GFL Environmental, Inc.	105,500	$ 4,095,510
		$ 4,095,510
Gaming — 0.0%
New Cotai Participation Corp., Class B(3)(4)(5)	7	$ 0
		$ 0
Healthcare — 0.1%
Endo, Inc.(3)(4)(5)	572	$ 15,085
Endo, Inc.(5)	38,021	1,089,937
		$ 1,105,022
Leisure — 0.0%
iFIT Health and Fitness, Inc.(3)(4)(5)	514,080	$ 0
		$ 0
Utility — 0.2%
Vistra Corp.	33,528	$ 2,656,088
		$ 2,656,088
Total Common Stocks (identified cost $9,781,555)		$ 11,061,065

Convertible Bonds — 0.9%
Security	Principal Amount (000's omitted)	Value
Containers — 0.3%
CryoPort, Inc., 0.75%, 12/1/26(1)	$4,643	$ 3,975,801
		$ 3,975,801

High Income Opportunities Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Gaming — 0.2%
DraftKings Holdings, Inc., 0.00%, 3/15/28	$3,900	$ 3,304,720
		$ 3,304,720
Utility — 0.4%
NextEra Energy Partners LP, 2.50%, 6/15/26(1)	$5,976	$ 5,519,759
		$ 5,519,759
Total Convertible Bonds (identified cost $12,907,689)		$ 12,800,280

Corporate Bonds — 82.7%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 2.6%
Bombardier, Inc.:
7.00%, 6/1/32(1)	1,805	$ 1,847,808
7.25%, 7/1/31(1)	1,980	2,040,808
7.875%, 4/15/27(1)	771	772,651
8.75%, 11/15/30(1)	2,575	2,793,717
BWX Technologies, Inc.:
4.125%, 6/30/28(1)	1,501	1,429,444
4.125%, 4/15/29(1)	1,266	1,194,847
Moog, Inc., 4.25%, 12/15/27(1)	2,796	2,679,005
Rolls-Royce PLC, 5.75%, 10/15/27(1)	6,537	6,619,464
Science Applications International Corp., 4.875%, 4/1/28(1)	4,042	3,909,740
TransDigm, Inc.:
4.625%, 1/15/29	1,677	1,587,520
5.50%, 11/15/27	4,164	4,114,853
6.375%, 3/1/29(1)	1,490	1,519,577
6.625%, 3/1/32(1)	2,410	2,468,025
6.75%, 8/15/28(1)	3,504	3,575,734
		$ 36,553,193
Air Transportation — 0.3%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	5,300	$ 4,227,125
		$ 4,227,125
Automotive & Auto Parts — 2.2%
Clarios Global LP, 6.75%, 5/15/25(1)	653	$ 654,136
Security	Principal Amount* (000's omitted)		Value
Automotive & Auto Parts (continued)
Clarios Global LP/Clarios U.S. Finance Co.:
4.375%, 5/15/26(6)	EUR	2,958	$ 3,200,407
8.50%, 5/15/27(1)		4,819	4,864,014
Dana Financing Luxembourg SARL, 8.50%, 7/15/31(6)	EUR	2,500	2,936,755
Ford Motor Co., 4.75%, 1/15/43		2,651	2,170,975
Ford Motor Credit Co. LLC:
2.90%, 2/16/28		568	521,641
3.625%, 6/17/31		2,065	1,809,479
Goodyear Tire & Rubber Co., 5.00%, 7/15/29		3,271	3,090,293
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)		5,435	4,672,354
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)		6,491	6,779,218
Wheel Pros, Inc., 6.50%, 5/15/29(1)		2,705	94,675
			$ 30,793,947
Banking & Thrifts — 0.2%
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(7)(8)		2,385	$ 2,373,030
			$ 2,373,030
Broadcasting — 0.6%
Playtika Holding Corp., 4.25%, 3/15/29(1)		3,549	$ 3,157,233
Townsquare Media, Inc., 6.875%, 2/1/26(1)		2,659	2,621,875
Univision Communications, Inc.:
4.50%, 5/1/29(1)		1,183	1,034,584
7.375%, 6/30/30(1)		1,089	1,049,543
			$ 7,863,235
Building Materials — 2.7%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(1)		3,920	$ 4,172,648
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)		4,805	4,297,886
5.00%, 3/1/30(1)		2,685	2,571,260
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)		4,887	4,187,850
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)		1,774	1,661,523
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		6,410	6,356,539
Standard Industries, Inc.:
2.25%, 11/21/26(6)	EUR	2,443	2,521,076
3.375%, 1/15/31(1)		2,618	2,242,383
4.375%, 7/15/30(1)		2,932	2,673,176
6.50%, 8/15/32(1)(9)		1,775	1,780,448

High Income Opportunities Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Building Materials (continued)
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)		4,473	$ 4,667,437
			$ 37,132,226
Cable & Satellite TV — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)		1,361	$ 1,159,059
4.50%, 8/15/30(1)		7,170	6,283,048
4.50%, 5/1/32		995	833,877
4.75%, 3/1/30(1)		4,255	3,812,792
5.00%, 2/1/28(1)		1,895	1,805,721
5.375%, 6/1/29(1)		868	812,213
6.375%, 9/1/29(1)		3,715	3,619,485
CSC Holdings LLC, 11.75%, 1/31/29(1)		901	815,058
DISH Network Corp., 11.75%, 11/15/27(1)		2,454	2,457,973
			$ 21,599,226
Capital Goods — 2.5%
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(1)(10)		3,540	$ 3,517,875
Calderys Financing LLC, 11.25%, 6/1/28(1)		5,117	5,478,962
Chart Industries, Inc., 9.50%, 1/1/31(1)		4,318	4,693,524
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)		3,955	3,470,080
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)		4,336	4,422,821
ESAB Corp., 6.25%, 4/15/29(1)		2,598	2,637,970
Madison IAQ LLC, 5.875%, 6/30/29(1)		6,151	5,765,159
Patrick Industries, Inc.:
4.75%, 5/1/29(1)		5,212	4,872,110
7.50%, 10/15/27(1)		415	418,909
			$ 35,277,410
Chemicals — 2.3%
Avient Corp., 7.125%, 8/1/30(1)		3,831	$ 3,938,049
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		4,248	4,183,528
Herens Holdco SARL, 4.75%, 5/15/28(1)		2,171	1,886,594
Herens Midco SARL, 5.25%, 5/15/29(6)	EUR	4,145	3,398,089
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(1)		3,643	3,354,502
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)		7,592	8,077,273
SNF Group SACA:
2.625%, 2/1/29(6)	EUR	2,960	3,003,243
2.625%, 2/1/29(1)	EUR	250	253,652
Security	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Valvoline, Inc., 3.625%, 6/15/31(1)		3,976	$ 3,479,120
WR Grace Holdings LLC, 4.875%, 6/15/27(1)		89	86,185
			$ 31,660,235
Consumer Products — 1.5%
Acushnet Co., 7.375%, 10/15/28(1)		6,279	$ 6,552,746
Edgewell Personal Care Co., 4.125%, 4/1/29(1)		2,936	2,734,380
Energizer Gamma Acquisition BV, 3.50%, 6/30/29(6)	EUR	1,221	1,231,132
Masterbrand, Inc., 7.00%, 7/15/32(1)		4,115	4,230,658
Spectrum Brands, Inc., 3.875%, 3/15/31(1)		552	462,884
Tempur Sealy International, Inc.:
3.875%, 10/15/31(1)		6,209	5,350,724
4.00%, 4/15/29(1)		805	736,048
			$ 21,298,572
Containers — 2.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(6)	EUR	2,650	$ 2,364,277
4.00%, 9/1/29(1)		2,949	2,508,111
Ball Corp.:
3.125%, 9/15/31		3,800	3,248,379
6.875%, 3/15/28		1,239	1,275,002
Berry Global, Inc., 5.625%, 7/15/27(1)		2,026	2,007,485
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(1)		3,826	3,437,592
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		2,415	2,337,171
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		2,500	2,463,860
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)		4,002	3,964,757
Trivium Packaging Finance BV:
5.50%, 8/15/26(1)		2,613	2,562,393
8.50%, 8/15/27(1)		1,500	1,473,759
			$ 27,642,786
Diversified Financial Services — 3.6%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)		2,463	$ 2,517,073
Ally Financial, Inc., Series B, 4.70% to 5/15/26(7)(8)		3,182	2,927,230
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)		4,384	4,620,289
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		3,714	3,495,158
CI Financial Corp., 4.10%, 6/15/51		3,520	2,237,632
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)		5,221	5,007,257
Hightower Holding LLC, 9.125%, 1/31/30(1)(9)		2,685	2,728,994

High Income Opportunities Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Diversified Financial Services (continued)
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)	2,591	$ 2,454,822
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)	2,166	2,152,594
Macquarie Airfinance Holdings Ltd.:
6.40%, 3/26/29(1)	1,095	1,124,613
6.50%, 3/26/31(1)	1,325	1,376,122
8.125%, 3/30/29(1)	3,609	3,821,668
MSCI, Inc.:
3.625%, 9/1/30(1)	867	793,424
3.875%, 2/15/31(1)	2,176	1,997,912
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(1)	2,036	1,925,124
3.625%, 3/1/29(1)	5,288	4,859,082
4.00%, 10/15/33(1)	425	365,965
Zegona Finance PLC, 8.625%, 7/15/29(1)	4,846	4,955,338
		$ 49,360,297
Diversified Media — 1.4%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)	1,901	$ 1,698,143
6.125%, 12/1/28(1)	4,486	3,719,927
Cars.com, Inc., 6.375%, 11/1/28(1)	3,521	3,468,844
Clear Channel Outdoor Holdings, Inc.:
7.75%, 4/15/28(1)	4,167	3,684,430
7.875%, 4/1/30(1)	2,891	2,944,050
Stagwell Global LLC, 5.625%, 8/15/29(1)	4,670	4,406,953
		$ 19,922,347
Energy — 8.0%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26(1)	3,619	$ 3,668,841
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	3,242	3,236,420
Civitas Resources, Inc.:
8.625%, 11/1/30(1)	5,643	6,098,577
8.75%, 7/1/31(1)	738	794,551
DT Midstream, Inc., 4.125%, 6/15/29(1)	4,231	3,958,860
Energy Transfer LP, 5.00%, 5/15/50	2,087	1,821,739
EQM Midstream Partners LP:
4.50%, 1/15/29(1)	2,111	2,024,436
4.75%, 1/15/31(1)	2,377	2,245,827
6.00%, 7/1/25(1)	410	410,223
6.50%, 7/1/27(1)	1,121	1,143,346
7.50%, 6/1/30(1)	3,031	3,273,074
Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32	2,038	$ 2,082,360
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)	3,778	3,883,326
Kinetik Holdings LP, 5.875%, 6/15/30(1)	5,259	5,210,032
Matador Resources Co., 6.50%, 4/15/32(1)	3,355	3,374,257
Nabors Industries Ltd., 7.50%, 1/15/28(1)	1,118	1,099,354
Parkland Corp.:
4.50%, 10/1/29(1)	2,371	2,215,625
4.625%, 5/1/30(1)	2,389	2,223,031
Permian Resources Operating LLC:
5.875%, 7/1/29(1)	4,933	4,907,374
6.25%, 2/1/33(1)(9)	2,465	2,486,627
7.00%, 1/15/32(1)	2,551	2,642,860
7.75%, 2/15/26(1)	1,675	1,697,164
Plains All American Pipeline LP, Series B, 9.694%, (3 mo. SOFR + 4.372%)(2)(7)	4,380	4,389,101
Precision Drilling Corp.:
6.875%, 1/15/29(1)	1,307	1,307,529
7.125%, 1/15/26(1)	795	799,351
SM Energy Co., 7.00%, 8/1/32(1)	2,805	2,837,160
Southwestern Energy Co.:
4.75%, 2/1/32	3,253	3,041,931
5.375%, 2/1/29(6)	2,500	2,021,314
Summit Midstream Holdings LLC, 8.625%, 10/31/29(1)	1,320	1,350,418
Sunoco LP, 7.25%, 5/1/32(1)	2,835	2,948,902
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	2,670	2,493,418
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)	2,921	2,716,451
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	1,046	1,043,329
Transocean, Inc., 8.75%, 2/15/30(1)	1,208	1,269,470
Venture Global LNG, Inc.:
7.00%, 1/15/30(1)	2,125	2,148,520
8.125%, 6/1/28(1)	2,233	2,326,925
8.375%, 6/1/31(1)	3,572	3,755,967
9.50%, 2/1/29(1)	4,583	5,101,403
9.875%, 2/1/32(1)	3,217	3,573,159
Vital Energy, Inc.:
7.875%, 4/15/32(1)	1,956	1,990,797
9.75%, 10/15/30	2,151	2,352,669
Weatherford International Ltd., 8.625%, 4/30/30(1)	2,338	2,435,142
		$ 110,400,860

High Income Opportunities Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Entertainment & Film — 0.5%
Cinemark USA, Inc.:
5.25%, 7/15/28(1)	4,366	$ 4,224,777
7.00%, 8/1/32(1)	2,660	2,708,870
		$ 6,933,647
Environmental — 1.8%
Clean Harbors, Inc.:
4.875%, 7/15/27(1)	1,029	$ 1,008,065
5.125%, 7/15/29(1)	1,117	1,082,188
6.375%, 2/1/31(1)	1,470	1,488,056
GFL Environmental, Inc.:
3.50%, 9/1/28(1)	5,074	4,721,428
3.75%, 8/1/25(1)	669	661,976
4.75%, 6/15/29(1)	8,593	8,196,887
Reworld Holding Corp.:
4.875%, 12/1/29(1)	5,939	5,437,194
5.00%, 9/1/30	804	729,994
Wrangler Holdco Corp., 6.625%, 4/1/32(1)	1,795	1,803,006
		$ 25,128,794
Food & Drug Retail — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(1)	1,808	$ 1,729,126
5.875%, 2/15/28(1)	1,807	1,793,704
Ingles Markets, Inc., 4.00%, 6/15/31(1)	4,305	3,811,922
		$ 7,334,752
Food, Beverage & Tobacco — 2.9%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	3,553	$ 3,664,781
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)	2,095	2,001,004
7.625%, 7/1/29(1)	4,728	4,906,289
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	3,514	3,488,981
Fiesta Purchaser, Inc., 7.875%, 3/1/31(1)	3,692	3,853,835
Performance Food Group, Inc.:
4.25%, 8/1/29(1)	5,135	4,760,019
5.50%, 10/15/27(1)	1,504	1,485,547
Pilgrim's Pride Corp.:
3.50%, 3/1/32	3,553	3,082,623
6.875%, 5/15/34	1,755	1,898,917
Post Holdings, Inc., 6.25%, 2/15/32(1)	2,626	2,662,598
Security	Principal Amount* (000's omitted)		Value
Food, Beverage & Tobacco (continued)
Triton Water Holdings, Inc., 6.25%, 4/1/29(1)		4,723	$ 4,581,073
U.S. Foods, Inc., 4.75%, 2/15/29(1)		3,511	3,365,794
			$ 39,751,461
Gaming — 2.5%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(1)		6,939	$ 7,225,841
Caesars Entertainment, Inc.:
4.625%, 10/15/29(1)		784	728,877
6.50%, 2/15/32(1)		2,354	2,386,536
7.00%, 2/15/30(1)		2,735	2,823,081
8.125%, 7/1/27(1)		2,617	2,674,794
Churchill Downs, Inc., 5.75%, 4/1/30(1)		4,102	4,024,492
International Game Technology PLC:
4.125%, 4/15/26(1)		1,237	1,213,617
5.25%, 1/15/29(1)		2,340	2,296,253
6.25%, 1/15/27(1)		1,848	1,866,707
6.50%, 2/15/25(1)		1,009	1,010,513
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)		1,734	1,622,274
Light & Wonder International, Inc., 7.00%, 5/15/28(1)		2,834	2,856,627
Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.875%, 11/1/26(1)		3,500	3,416,171
			$ 34,145,783
Healthcare — 8.2%
AHP Health Partners, Inc., 5.75%, 7/15/29(1)		3,547	$ 3,390,851
AMN Healthcare, Inc.:
4.00%, 4/15/29(1)		2,663	2,440,866
4.625%, 10/1/27(1)		1,423	1,368,360
athenahealth Group, Inc., 6.50%, 2/15/30(1)		6,244	5,893,489
Avantor Funding, Inc., 3.875%, 7/15/28(6)	EUR	4,400	4,701,319
Concentra Escrow Issuer Corp., 6.875%, 7/15/32(1)		1,215	1,253,352
Encompass Health Corp.:
4.625%, 4/1/31		2,543	2,371,441
4.75%, 2/1/30		1,044	996,288
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)		2,250	2,374,135
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		4,979	5,056,583
HealthEquity, Inc., 4.50%, 10/1/29(1)		5,380	5,074,470
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)		7,738	8,250,639
IQVIA, Inc.:
2.25%, 3/15/29(6)	EUR	1,816	1,816,831
5.00%, 5/15/27(1)		1,329	1,305,825
6.50%, 5/15/30(1)		1,662	1,711,463
Jazz Securities DAC, 4.375%, 1/15/29(1)		1,910	1,795,101

High Income Opportunities Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Healthcare (continued)
Legacy LifePoint Health LLC, 4.375%, 2/15/27(1)	2,687	$ 2,599,509
LifePoint Health, Inc.:
5.375%, 1/15/29(1)	6,397	5,801,279
9.875%, 8/15/30(1)	1,665	1,816,627
10.00%, 6/1/32(1)	875	929,715
Medline Borrower LP, 5.25%, 10/1/29(1)	12,177	11,778,751
Molina Healthcare, Inc.:
3.875%, 11/15/30(1)	2,889	2,615,022
3.875%, 5/15/32(1)	2,207	1,949,054
Option Care Health, Inc., 4.375%, 10/31/29(1)	4,735	4,427,073
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(1)	2,145	1,978,699
Perrigo Finance Unlimited Co.:
4.90%, 6/15/30	4,350	4,110,823
4.90%, 12/15/44	1,242	1,012,433
Prestige Brands, Inc., 3.75%, 4/1/31(1)	1,395	1,230,980
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	4,004	4,140,124
Tenet Healthcare Corp.:
4.375%, 1/15/30	272	255,427
5.125%, 11/1/27	2,855	2,806,204
6.125%, 10/1/28	4,735	4,749,998
6.875%, 11/15/31	2,033	2,178,282
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46	6,719	4,740,158
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)	3,025	3,003,001
Varex Imaging Corp., 7.875%, 10/15/27(1)	2,511	2,550,664
		$ 114,474,836
Homebuilders & Real Estate — 4.5%
Artera Services LLC, 8.50%, 2/15/31(1)	3,575	$ 3,667,560
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(1)	1,516	1,406,669
4.625%, 4/1/30(1)	1,886	1,723,429
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)	1,227	1,223,672
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)	3,770	3,525,436
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(1)	3,399	3,408,514
8.875%, 9/1/31(1)	1,873	2,016,122
Dycom Industries, Inc., 4.50%, 4/15/29(1)	1,923	1,818,516
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	5,638	5,990,386
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	2,442	2,333,345
3.75%, 9/15/30(1)	3,492	3,068,126
Security	Principal Amount* (000's omitted)	Value
Homebuilders & Real Estate (continued)
M/I Homes, Inc., 4.95%, 2/1/28	1,537	$ 1,501,705
Meritage Homes Corp., 3.875%, 4/15/29(1)	2,282	2,147,010
National Health Investors, Inc., 3.00%, 2/1/31	3,117	2,651,157
New Home Co., Inc., 9.25%, 10/1/29(1)	9,125	9,203,931
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(1)	1,850	1,716,837
4.625%, 3/15/30(1)	1,687	1,551,491
7.375%, 2/15/31(1)	4,404	4,616,593
TopBuild Corp., 4.125%, 2/15/32(1)	2,753	2,482,485
VICI Properties LP/VICI Note Co., Inc.:
3.75%, 2/15/27(1)	543	522,439
4.125%, 8/15/30(1)	1,859	1,725,855
4.625%, 12/1/29(1)	4,004	3,859,204
		$ 62,160,482
Hotels — 0.2%
Resorts World Las Vegas LLC/RWLV Capital, Inc.:
4.625%, 4/16/29(6)	500	$ 454,367
4.625%, 4/6/31(6)	1,000	876,801
8.45%, 7/27/30(1)	1,900	2,026,575
		$ 3,357,743
Insurance — 1.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.75%, 10/15/27(1)	7,360	$ 7,311,880
7.00%, 1/15/31(1)	1,797	1,830,530
AmWINS Group, Inc., 4.875%, 6/30/29(1)	2,866	2,704,998
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(1)	5,002	5,369,607
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	2,605	2,674,645
		$ 19,891,660
Leisure — 3.4%
Boyne USA, Inc., 4.75%, 5/15/29(1)	3,280	$ 3,112,275
Carnival Corp.:
5.75%, 3/1/27(1)	4,215	4,196,620
6.00%, 5/1/29(1)	3,235	3,229,161
Life Time, Inc.:
5.75%, 1/15/26(1)	1,452	1,447,393
8.00%, 4/15/26(1)	5,820	5,902,336
NCL Corp. Ltd.:
5.875%, 3/15/26(1)	3,134	3,121,950
5.875%, 2/15/27(1)	946	939,737

High Income Opportunities Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Leisure (continued)
NCL Corp. Ltd.: (continued)
7.75%, 2/15/29(1)	4,422	$ 4,656,857
NCL Finance Ltd., 6.125%, 3/15/28(1)	3,432	3,437,755
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/28	1,390	1,310,910
6.00%, 2/1/33(1)(9)	2,920	2,942,786
6.25%, 3/15/32(1)	2,668	2,722,483
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)	2,674	2,576,819
Viking Cruises Ltd.:
5.875%, 9/15/27(1)	5,004	4,978,204
6.25%, 5/15/25(1)	1,820	1,823,190
7.00%, 2/15/29(1)	753	760,971
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	521	514,435
		$ 47,673,882
Metals & Mining — 2.4%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)	7,180	$ 8,031,932
Eldorado Gold Corp., 6.25%, 9/1/29(1)	2,968	2,889,223
First Quantum Minerals Ltd., 9.375%, 3/1/29(1)	2,959	3,115,818
Freeport-McMoRan, Inc., 5.45%, 3/15/43	2,400	2,303,640
Hudbay Minerals, Inc.:
4.50%, 4/1/26(1)	3,109	3,042,890
6.125%, 4/1/29(1)	2,069	2,070,349
New Gold, Inc., 7.50%, 7/15/27(1)	3,006	3,043,512
Novelis Corp.:
3.25%, 11/15/26(1)	1,755	1,671,601
4.75%, 1/30/30(1)	3,948	3,733,577
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	3,847	3,595,953
		$ 33,498,495
Paper — 0.1%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(1)(11)	4,583	$ 2,039,435
		$ 2,039,435
Publishing & Printing — 0.5%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)	2,844	$ 2,742,171
8.00%, 8/1/29(1)	4,116	4,016,095
		$ 6,758,266
Security	Principal Amount* (000's omitted)	Value
Railroad — 0.2%
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)	3,015	$ 3,089,691
		$ 3,089,691
Restaurant — 1.8%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(1)	1,761	$ 1,657,054
4.00%, 10/15/30(1)	5,316	4,745,644
5.75%, 4/15/25(1)	581	580,712
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	5,483	5,504,559
IRB Holding Corp., 7.00%, 6/15/25(1)	2,978	2,980,213
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(1)	6,406	6,923,691
Yum! Brands, Inc., 3.625%, 3/15/31	3,102	2,769,682
		$ 25,161,555
Services — 6.3%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	3,652	$ 3,553,011
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	1,600	1,628,925
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(1)	58	58,133
9.75%, 7/15/27(1)	3,222	3,221,680
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	1,961	1,809,601
4.625%, 6/1/28(1)	2,687	2,482,582
APi Group DE, Inc., 4.75%, 10/15/29(1)	4,707	4,482,806
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	4,213	4,080,774
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	3,878	3,667,830
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)	1,998	2,076,937
Gartner, Inc.:
3.625%, 6/15/29(1)	605	563,380
3.75%, 10/1/30(1)	2,100	1,921,585
4.50%, 7/1/28(1)	1,449	1,407,881
GEO Group, Inc., 10.25%, 4/15/31	6,000	6,436,544
Hertz Corp., 4.625%, 12/1/26(1)	136	102,737
Imola Merger Corp., 4.75%, 5/15/29(1)	7,106	6,695,476
Korn Ferry, 4.625%, 12/15/27(1)	4,099	3,968,689
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	2,666	2,613,249
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	3,726	3,470,802
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(1)	2,405	2,458,560
7.75%, 3/15/31(1)	972	1,023,277
Summer BC Bidco B LLC, 5.50%, 10/31/26(1)	3,354	3,298,607
VT Topco, Inc., 8.50%, 8/15/30(1)	5,167	5,472,246

High Income Opportunities Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Services (continued)
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	5,051	$ 4,975,794
WESCO Distribution, Inc.:
6.375%, 3/15/29(1)	2,007	2,035,469
6.625%, 3/15/32(1)	3,343	3,409,626
7.25%, 6/15/28(1)	1,743	1,787,493
White Cap Buyer LLC, 6.875%, 10/15/28(1)	3,243	3,213,035
White Cap Parent LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(10)	1,481	1,485,547
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	4,082	4,301,432
		$ 87,703,708
Steel — 0.5%
Allegheny Ludlum LLC, 6.95%, 12/15/25	2,155	$ 2,198,891
ATI, Inc., 5.875%, 12/1/27	1,420	1,409,438
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	1,292	1,295,991
TMS International Corp., 6.25%, 4/15/29(1)	2,504	2,326,958
		$ 7,231,278
Super Retail — 3.7%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)	839	$ 785,008
4.75%, 3/1/30	743	698,940
5.00%, 2/15/32(1)	2,334	2,152,530
Bath & Body Works, Inc.:
6.75%, 7/1/36	694	695,305
6.875%, 11/1/35	2,146	2,176,463
6.95%, 3/1/33	1,621	1,583,596
9.375%, 7/1/25(1)	289	298,113
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)	4,430	4,642,091
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(1)	3,177	3,353,902
Group 1 Automotive, Inc.:
4.00%, 8/15/28(1)	1,497	1,396,461
6.375%, 1/15/30(1)	1,200	1,213,314
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)	2,048	1,946,697
LCM Investments Holdings II LLC:
4.875%, 5/1/29(1)	2,840	2,677,018
8.25%, 8/1/31(1)	529	555,121
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	905	822,771
4.375%, 1/15/31(1)	3,144	2,824,981
Macy's Retail Holdings LLC, 4.50%, 12/15/34	3,595	3,060,047
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	6,882	6,564,741
Security	Principal Amount* (000's omitted)	Value
Super Retail (continued)
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/1/26(1)	3,600	$ 3,618,584
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(1)	2,825	2,657,008
7.75%, 2/15/29(1)	1,337	1,299,024
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)	1,961	1,794,387
4.875%, 11/15/31(1)	1,634	1,460,493
Velocity Vehicle Group LLC, 8.00%, 6/1/29(1)	875	901,985
William Carter Co., 5.625%, 3/15/27(1)	1,510	1,495,189
		$ 50,673,769
Technology — 4.1%
Amentum Escrow Corp., 7.25%, 8/1/32(1)(9)	1,365	$ 1,395,792
Booz Allen Hamilton, Inc., 3.875%, 9/1/28(1)	1,619	1,535,794
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29(1)	2,168	2,225,384
Ciena Corp., 4.00%, 1/31/30(1)	3,592	3,301,137
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)	3,276	3,195,532
9.00%, 9/30/29(1)	7,346	7,309,499
Coherent Corp., 5.00%, 12/15/29(1)	2,385	2,277,134
Fair Isaac Corp., 4.00%, 6/15/28(1)	2,227	2,097,276
Insight Enterprises, Inc., 6.625%, 5/15/32(1)	920	947,098
McAfee Corp., 7.375%, 2/15/30(1)	3,642	3,399,559
NCR Voyix Corp.:
5.125%, 4/15/29(1)	1,782	1,704,162
5.25%, 10/1/30(1)	1,566	1,470,434
ON Semiconductor Corp., 3.875%, 9/1/28(1)	3,132	2,928,334
Open Text Corp., 3.875%, 2/15/28(1)	1,596	1,491,392
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	1,481	1,352,101
Rocket Software, Inc., 9.00%, 11/28/28(1)	1,330	1,370,191
Seagate HDD Cayman:
4.091%, 6/1/29	803	756,404
9.625%, 12/1/32	3,932	4,505,708
Sensata Technologies, Inc.:
3.75%, 2/15/31(1)	3,219	2,845,955
6.625%, 7/15/32(1)	1,225	1,241,845
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	3,481	3,451,794
Viavi Solutions, Inc., 3.75%, 10/1/29(1)	1,876	1,628,377
VM Consolidated, Inc., 5.50%, 4/15/29(1)	4,657	4,515,127
		$ 56,946,029

High Income Opportunities Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Telecommunications — 1.9%
Altice Financing SA:
5.00%, 1/15/28(1)		1,945	$ 1,555,255
5.75%, 8/15/29(1)		1,253	952,445
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)		5,756	5,663,006
Iliad Holding SASU:
6.50%, 10/15/26(1)		1,659	1,664,077
7.00%, 10/15/28(1)		1,592	1,597,702
8.50%, 4/15/31(1)		1,825	1,902,566
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)		1,082	901,555
Virgin Media Finance PLC, 5.00%, 7/15/30(1)		2,529	2,134,683
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(6)	GBP	1,106	1,299,894
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)		2,420	2,269,206
Vmed O2 U.K. Financing I PLC:
4.75%, 7/15/31(1)		2,232	1,919,208
7.75%, 4/15/32(1)		1,550	1,551,167
Ziggo Bond Co. BV, 5.125%, 2/28/30(1)		984	870,070
Ziggo BV, 4.875%, 1/15/30(1)		2,756	2,512,296
			$ 26,793,130
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(1)		4,486	$ 4,041,938
			$ 4,041,938
Utility — 3.5%
Calpine Corp.:
4.50%, 2/15/28(1)		1,810	$ 1,735,016
4.625%, 2/1/29(1)		2,060	1,947,910
5.00%, 2/1/31(1)		420	396,981
5.125%, 3/15/28(1)		4,304	4,171,194
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)		5,178	4,828,013
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)		2,400	2,185,406
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)		3,066	2,937,790
NRG Energy, Inc.:
3.875%, 2/15/32(1)		3,164	2,765,861
10.25% to 3/15/28(1)(7)(8)		3,556	3,942,709
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		2,196	2,073,688
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)		3,568	3,240,947
Security	Principal Amount* (000's omitted)	Value
Utility (continued)
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	3,331	$ 3,212,665
TransAlta Corp., 7.75%, 11/15/29	3,684	3,867,636
Vistra Operations Co. LLC:
4.375%, 5/1/29(1)	2,094	1,977,438
5.00%, 7/31/27(1)	5,778	5,661,895
6.875%, 4/15/32(1)	3,490	3,594,165
		$ 48,539,314
Total Corporate Bonds (identified cost $1,152,534,256)		$1,149,434,137

Exchange-Traded Funds — 0.5%
Security	Shares	Value
Fixed Income Funds — 0.5%
iShares Broad USD High Yield Corporate Bond ETF	189,826	$ 7,004,579
Total Exchange-Traded Funds (identified cost $6,920,993)		$ 7,004,579

Preferred Stocks — 0.4%
Security	Shares	Value
Services — 0.4%
WESCO International, Inc., Series A, 10.625% to 6/22/25(8)	189,488	$ 4,945,637
Total Preferred Stocks (identified cost $5,212,488)		$ 4,945,637

Senior Floating-Rate Loans — 8.6%(12)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace — 0.1%
TransDigm, Inc., Term Loan, 7.842%, (SOFR + 2.50%), 2/28/31	1,687	$ 1,693,461
		$ 1,693,461
Air Transportation — 0.2%
American Airlines, Inc., Term Loan, 10.294%, (SOFR + 4.75%), 4/20/28	2,747	$ 2,844,783
		$ 2,844,783

High Income Opportunities Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Automotive & Auto Parts — 0.8%
Clarios Global LP:
Term Loan, 7.844%, (SOFR + 2.50%), 5/6/30		3,328	$ 3,343,948
Term Loan, 7/16/31(13)	EUR	7,520	8,152,509
			$ 11,496,457
Broadcasting — 0.3%
ABG Intermediate Holdings 2 LLC:
Term Loan, 8.094%, (SOFR + 2.75%), 12/21/28		3,215	$ 3,231,354
Term Loan, 12/21/28(13)		789	792,452
			$ 4,023,806
Capital Goods — 0.3%
EMRLD Borrower LP, Term Loan, 7.844%, (SOFR + 2.50%), 5/31/30		3,324	$ 3,330,584
			$ 3,330,584
Energy — 0.5%
Epic Y-Grade Services LP, Term Loan, 11.068%, (SOFR + 5.75%), 6/29/29		6,743	$ 6,757,754
			$ 6,757,754
Food, Beverage & Tobacco — 0.4%
Triton Water Holdings, Inc., Term Loan, 8.846%, (SOFR + 3.25%), 3/31/28		4,722	$ 4,742,120
			$ 4,742,120
Gaming — 0.5%
Peninsula Pacific Entertainment LLC, Term Loan, 13.00%, 12/24/29(3)(14)		2,587	$ 2,587,014
Spectacle Gary Holdings LLC, Term Loan, 9.735%, (SOFR + 4.25%), 12/11/28		3,997	3,994,731
			$ 6,581,745
Healthcare — 1.2%
athenahealth Group, Inc., Term Loan, 8.594%, (SOFR + 3.25%), 2/15/29		1,759	$ 1,757,516
Endo Luxembourg Finance Co. I SARL, Term Loan, 9.783%, (SOFR + 4.50%), 4/23/31		2,205	2,213,039
Jazz Financing Lux SARL, Term Loan, 7.594%, (SOFR + 2.25%), 5/5/28		4,348	4,360,599
Pluto Acquisition I, Inc.:
Term Loan, 10.947%, (SOFR + 5.50%), 6/20/28		987	991,775
Term Loan - Second Lien, 9.328%, (SOFR + 4.00%), 9/20/28		3,541	3,062,996
Borrower/Description	Principal Amount* (000's omitted)	Value
Healthcare (continued)
Team Health Holdings, Inc., Term Loan, 10.502%, (SOFR + 5.25%), 3/2/27(15)	4,299	$ 4,040,745
		$ 16,426,670
Insurance — 0.6%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 10.085%, (SOFR + 4.75%), 5/6/32	8,615	$ 8,868,066
		$ 8,868,066
Leisure — 0.4%
Peloton Interactive, Inc., Term Loan, 11.346%, (SOFR + 6.00%), 5/23/29	5,504	$ 5,514,320
		$ 5,514,320
Paper — 0.1%
Enviva Partners LP/Fin C:
DIP Loan, 7.713%, (SOFR + 8.00%), 12/13/24(16)	801	$ 817,757
DIP Loan, 13.346%, (SOFR + 8.00%), 12/13/24	320	388,518
Term Loan, 13.301%, (SOFR + 8.00%), 12/13/24	481	582,778
		$ 1,789,053
Restaurant — 0.6%
IRB Holding Corp., Term Loan, 8.194%, (SOFR + 2.75%), 12/15/27	7,926	$ 7,939,863
		$ 7,939,863
Services — 0.5%
AlixPartners LLP, Term Loan, 7.958%, (SOFR + 2.50%), 2/4/28	7,081	$ 7,116,280
		$ 7,116,280
Super Retail — 0.8%
Hanesbrands, Inc., Term Loan, 7.444%, (SOFR + 2.00%), 11/19/26	3,241	$ 3,212,839
Mavis Tire Express Services Corp., Term Loan, 8.847%, (SOFR + 3.50%), 5/4/28	2,347	2,357,011
Petco Health & Wellness Co., Inc., Term Loan, 8.846%, (SOFR + 3.25%), 3/3/28	3,922	3,633,643
PetSmart, Inc., Term Loan, 9.194%, (SOFR + 3.75%), 2/11/28	2,305	2,288,635
		$ 11,492,128
Technology — 1.3%
Central Parent, Inc., Term Loan, 8.585%, (SOFR + 3.25%), 7/6/29	2,384	$ 2,363,967

High Income Opportunities Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Technology (continued)
Cloud Software Group, Inc.:
Term Loan, 3/30/29(13)	557	$ 558,768
Term Loan, 3/30/29(13)	1,815	1,817,646
Fortress Intermediate 3, Inc., Term Loan, 9.097%, (SOFR + 3.75%), 6/27/31	10,115	10,133,966
McAfee LLC, Term Loan, 8.593%, (SOFR + 3.25%), 3/1/29	1,000	1,000,125
Riverbed Technology, Inc., Term Loan, 9.835%, (SOFR + 4.50%), 7.835% cash, 2.00% PIK, 7/1/28	508	321,139
Travelport Finance (Luxembourg) SARL, Term Loan, 13.593%, (SOFR + 8.00%), 9/30/28	2,519	2,274,608
		$ 18,470,219
Total Senior Floating-Rate Loans (identified cost $118,875,151)		$ 119,087,309

Miscellaneous — 0.2%
Security	Principal Amount/ Shares	Value
Diversified Financial Services — 0.0%
ACC Claims Holdings LLC(3)(5)	8,415,190	$ 0
		$ 0
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(3)(5)	$1,660,000	$ 0
		$ 0
Gaming — 0.2%
PGP Investors, LLC, Membership Interests(3)(4)(5)	15,849	$ 3,099,423
		$ 3,099,423
Healthcare — 0.0%
Endo Design LLC, Escrow Certificates(3)(5)	$1,153,000	$ 0
Endo Luxembourg Finance SARL, Escrow Certificates(3)(5)	2,774,000	0
		$ 0
Security	Principal Amount/ Shares	Value
Services — 0.0%(17)
Hertz Corp., Escrow Certificates(1)(5)	$502,000	$ 48,945
		$ 48,945
Total Miscellaneous (identified cost $0)		$ 3,148,368

Short-Term Investments — 3.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(18)	48,954,579	$ 48,954,579
Total Short-Term Investments (identified cost $48,954,579)		$ 48,954,579
Total Investments — 99.8% (identified cost $1,385,357,564)		$1,386,679,865
Less Unfunded Loan Commitments — (0.0)%(17)		$ (480,641)
Net Investments — 99.8% (identified cost $1,384,876,923)		$1,386,199,224
Other Assets, Less Liabilities — 0.2%		$ 2,958,016
Net Assets — 100.0%		$1,389,157,240
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $1,045,366,234 or 75.3% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2024.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Restricted security.
(5)	Non-income producing security.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2024, the aggregate value of these securities is $29,825,505 or 2.1% of the Portfolio's net assets.

High Income Opportunities Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	When-issued security.
(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(11)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	This Senior Loan will settle after July 31, 2024, at which time the interest rate will be determined.
(14)	Fixed-rate loan.
(15)	The stated interest rate represents the weighted average interest rate at July 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(16)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2024, the total value of unfunded loan commitments is $490,654.
(17)	Amount is less than 0.05% or (0.05)%, as applicable.
(18)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	12,445,330	EUR	11,450,890	HSBC Bank USA, N.A.	10/31/24	$148	$ —
USD	13,184,832	EUR	12,133,101	HSBC Bank USA, N.A.	10/31/24	—	(1,797)
USD	1,285,489	GBP	999,409	State Street Bank and Trust Company	10/31/24	—	(148)
						$148	$(1,945)
Abbreviations:
DIP	– Debtor In Possession
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At July 31, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

High Income Opportunities Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Restricted Securities
At July 31, 2024, the Portfolio owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$ 0	$1,756,570
Endo, Inc.	4/23/24	572	7,304	15,085
iFIT Health and Fitness, Inc.	10/6/22	514,080	1,799,280	0
New Cotai Participation Corp., Class B	4/12/13	7	216,125	0
Total Common Stocks			$2,022,709	$1,771,655
Miscellaneous
PGP Investors, LLC, Membership Interests	2/18/15, 4/23/18, 12/17/21	15,849	$ 0	$3,099,423
Total Miscellaneous			$0	$3,099,423
Total Restricted Securities			$2,022,709	$4,871,078
Affiliated Investments
At July 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $48,954,579, which represents 3.5% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$37,843,239	$482,151,238	$(471,039,898)	$ —	$ —	$48,954,579	$2,335,419	48,954,579
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

High Income Opportunities Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

At July 31, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 30,243,911	$ —	$ 30,243,911
Common Stocks	8,199,473	1,089,937	1,771,655	11,061,065
Convertible Bonds	—	12,800,280	—	12,800,280
Corporate Bonds	—	1,149,434,137	—	1,149,434,137
Exchange-Traded Funds	7,004,579	—	—	7,004,579
Preferred Stocks	4,945,637	—	—	4,945,637
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	116,019,654	2,587,014	118,606,668
Miscellaneous	—	48,945	3,099,423	3,148,368
Short-Term Investments	48,954,579	—	—	48,954,579
Total Investments	$69,104,268	$1,309,636,864	$7,458,092	$1,386,199,224
Forward Foreign Currency Exchange Contracts	$ —	$ 148	$ —	$ 148
Total	$69,104,268	$1,309,637,012	$7,458,092	$1,386,199,372
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (1,945)	$ —	$ (1,945)
Total	$ —	$ (1,945)	$ —	$ (1,945)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2024 is not presented.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semi-annual or annual report to shareholders.